Income and expenses - General and administrative expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
General and administrative expenses [line items]
Payroll expenses	€ (166,406)	€ (151,174)	€ (147,875)
General and administrative expenses
General and administrative expenses [line items]
Purchase of goods and services	(7,154)	(7,211)	(6,240)
Amortization and depreciation	(2,747)	(2,361)	(1,710)
Payroll expenses	(29,696)	(27,496)	(27,193)
Total	€ (39,597)	€ (37,068)	€ (35,143)